UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	August 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.0% (100.0% OF TOTAL INVESTMENTS)

	MUNICIPAL BONDS – 158.0% (100.0% OF TOTAL INVESTMENTS)

	Consumer Staples – 1.5% (1.0% of Total Investments)
$ 3,300	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	No Opt. Call	BBB+	$ 3,303,630
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 36.5% (23.1% of Total Investments)
1,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AA–	1,028,530
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
1,150	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	1,249,314
	Series 2011H, 5.000%, 7/01/41
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	868,787
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
	Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	862,616
4,000	5.000%, 7/01/40	7/20 at 100.00	A–	4,291,240
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,
	Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	507,461
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,775,247
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy,	7/23 at 100.00	A1	1,180,946
	Series 2013B, 4.000%, 7/01/34
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	2,117,080
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA–	4,839,729
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB+	273,000
3,260	5.625%, 7/01/41	7/21 at 100.00	BBB+	3,575,079
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,678,665
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA	1,111,060
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
	School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	639,178
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	255,233
2,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	2,762,964
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	4,712,189
	Series 2010G, 5.000%, 7/01/35
9,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	10,615,755
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	18,631,150
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	2,505,375
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
5,580	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State	11/23 at 100.00	AA	6,500,477
	University System, Series 2013N, 5.000%, 11/01/31
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	595,572
3,805	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/29	No Opt. Call	Aa2	4,450,100
70,255	Total Education and Civic Organizations			77,026,747
	Health Care – 33.4% (21.2% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
750	5.500%, 7/01/21 – RAAI Insured	No Opt. Call	N/R	750,945
3,000	5.500%, 7/01/32 – RAAI Insured	No Opt. Call	N/R	3,001,890
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	No Opt. Call	N/R	20,043
1,710	6.000%, 7/01/25 – RAAI Insured	No Opt. Call	N/R	1,712,428
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/15 at 100.00	N/R	847,753
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
890	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	917,483
2,400	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	2,442,480
1,050	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	1,062,296
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	7,541,267
	Series 2011A, 5.000%, 7/01/41
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	No Opt. Call	A	550,570
	Series 2014E, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,118,729
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	314,055
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A	2,175,900
	Hospitals, Series 2011F, 5.000%, 7/01/36
6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	A2	6,161,880
	Series 2006, 5.000%, 7/01/32 – AGM Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,
	Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A2	1,232,020
400	5.000%, 7/01/26	7/21 at 100.00	A2	443,380
500	5.000%, 7/01/27	7/21 at 100.00	A2	550,995
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 10.00	A	1,377,242
	Series 2010-I, 5.000%, 7/01/30
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/22 at 100.00	A	7,505,610
	Series 2012J, 5.000%, 7/01/42
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,289,408
	Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,367,000
	Health, Series 2011N, 5.000%, 7/01/29
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health
	Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	Aa3	2,984,796
2,740	5.000%, 7/01/33	7/24 at 100.00	Aa3	3,117,408
900	5.000%, 7/01/34	7/24 at 100.00	Aa3	1,022,346
4,540	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	4,987,462
	Series 2010A, 5.000%, 11/15/40
1,010	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	Aa2	1,088,942
	Series 2010, 4.750%, 11/15/29
200	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Danbury Hospital,	1/16 at 100.00	A	200,970
	Series 2006H, 4.500%, 7/01/33 – AMBAC Insured
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	8,790,600
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
65,210	Total Health Care			70,575,898
	Housing/Single Family – 3.3% (2.1% of Total Investments)
440	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1,	11/15 at 100.00	AAA	444,686
	4.800%, 11/15/31 (Alternative Minimum Tax)
3,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	4,002,219
	4.650%, 11/15/27
	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,
	Series 2010-A2:
830	4.500%, 11/15/30	11/19 at 100.00	AAA	881,585
1,500	4.750%, 11/15/35	11/19 at 100.00	AAA	1,588,905
6,670	Total Housing/Single Family			6,917,395
	Long-Term Care – 2.6% (1.6% of Total Investments)
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
835	5.000%, 6/15/22 – AMBAC Insured	No Opt. Call	N/R	837,964
1,500	5.000%, 6/15/32 – AMBAC Insured	No Opt. Call	N/R	1,500,930
1,380	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA	1,512,273
	Series 2010-16, 5.000%, 6/15/30
1,125	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	1,159,616
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
420	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	437,905
	7.625%, 1/01/30
5,260	Total Long-Term Care			5,448,688
	Tax Obligation/General – 20.7% (13.1% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
1,475	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	1,679,494
1,000	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,130,570
	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,425	5.000%, 9/15/30	9/22 at 100.00	AA	1,649,951
2,290	5.000%, 9/15/32	9/22 at 100.00	AA	2,628,393
3,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	3,827,005
1,800	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	1,942,272
2,100	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	2,315,061
	Connecticut State, General Obligation Bonds, Series 2011D:
1,430	5.000%, 11/01/18	No Opt. Call	AA	1,664,906
1,000	5.000%, 11/01/31	11/21 at 100.00	AA	1,152,190
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA	3,051,958
1,000	Hartford, Connecticut, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/31	4/23 at 100.00	AA–	1,121,840
1,740	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA	1,909,807
2,000	Hartford, Connecticut, General Obligation Bonds, Series 2013B, 5.000%, 4/01/33	4/23 at 100.00	AA–	2,223,180
2,150	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A3	2,314,561
585	New Haven, Connecticut, General Obligation Bonds,Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	660,886
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,117,449
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	4,376,834
	5.000%, 8/01/36
1,420	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,	No Opt. Call	A1	1,439,667
	Series 2003, 5.000%, 3/15/16 – AMBAC Insured
1,120	Southington, Connecticut, General Obligation Bonds, Lot A Series 2014, 4.000%, 1/15/19	No Opt. Call	AA+	1,265,914
2,500	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2014, 3.000%, 8/15/22	8/21 at 100.00	AAA	2,696,175
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	898,216
820	5.000%, 6/15/19	No Opt. Call	AA+	969,174
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,702,596
38,945	Total Tax Obligation/General			43,738,099
	Tax Obligation/Limited – 27.6% (17.5% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
2,525	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA	2,669,986
2,930	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA	3,106,181
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series Series	8/17 at 100.00	AA	5,554,900
	2007A, 5.000%, 8/01/27 – AMBAC Insured
2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series	No Opt. Call	AA	2,873,325
	2012A, 5.000%, 1/01/33
3,855	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series	10/23 at 100.00	AA	4,475,925
	2013A, 5.000%, 10/01/33
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	No Opt. Call	AA–	614,994
1,000	5.000%, 12/15/30	No Opt. Call	AA–	1,003,860
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	911,442
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,432,096
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,569,160
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	No Opt. Call	AA	1,995,320
4,350	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA	4,381,799
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	1,888,202
	2011aA, 7.000%, 4/01/41
	University of Connecticut, General Obligation Bonds, Series 2006A:
1,300	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	1,385,943
2,150	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	2,293,900
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	2,995,824
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,742,252
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,902,025
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA	890,880
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
2,275	5.000%, 10/01/32	No Opt. Call	BBB+	2,509,302
1,790	5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,011,871
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AA	1,002,960
	10/01/19 – AGM Insured
2,760	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,022,393
	Series 2010A, 5.000%, 10/01/29
52,950	Total Tax Obligation/Limited			58,234,540
	Transportation – 1.2% (0.7% of Total Investments)
2,365	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	2,490,534
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 11.6% (7.3% of Total Investments) (5)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	523,134
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	826,890
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA (5)	900,666
	Hospital, Series 2005F, 5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured
7,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3 (5)	7,606,271
	Hospital, Series 2006J-1, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3 (5)	1,522,918
	Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
4,160	5.000%, 11/15/30 (Pre-refunded 11/15/15) – NPFG Insured	11/15 at 100.00	AA– (5)	4,402,861
4,275	5.000%, 8/15/35 (Pre-refunded 11/15/15) – NPFG Insured	11/15 at 100.00	AA– (5)	4,524,574
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	No Opt. Call	A3 (5)	41,751
	Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,218,979
	5.125%, 6/01/24 – AMBAC Insured (ETM)
2,810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	2,956,935
	(Pre-refunded 10/01/15)
22,520	Total U.S. Guaranteed			24,524,979
	Utilities – 9.3% (5.9% of Total Investments)
4,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	4,528,169
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.247%, 1/01/32 (IF) (4)	1/23 at 100.00	Aa3	1,928,320
410	17.086%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	577,518
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	No Opt. Call	Ba1	1,000,920
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
4,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/14 at 100.00	Ba1	4,754,370
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue
	Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	735,414
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	559,995
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,136,319
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A–	254,375
2,115	5.500%, 1/01/20 (Alternative Minimum Tax)	1/15 at 100.00	A–	2,118,913
18,180	Total Utilities			19,594,313
	Water and Sewer – 10.3% (6.5% of Total Investments)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	A+	582,505
1,000	5.000%, 8/15/31	8/24 at 100.00	A+	1,157,570
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AA–	57,397
	Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,234,623
	2010, 5.625%, 7/01/40
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	AA	4,639,355
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,810,850
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	AA–	1,973,547
	Series, 2007A, 5.000%, 8/01/30 – NPFG Insured
2,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	3,174,335
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh	No Opt. Call	Aa3	4,555,760
	Series 2012, 5.000%, 8/01/33
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	AA+	566,595
	2013A, 5.250%, 8/15/43
19,415	Total Water and Sewer			21,752,537
$ 305,070	Total Long-Term Investments (cost $315,116,376)			333,607,360
	Floating Rate Obligations – (9.2)%			(19,370,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (50.2)% (6)			(106,000,000)
	Other Assets Less Liabilities – 1.4%			2,971,131
	Net Assets Applicable to Common Shares – 100%			$ 211,208,491

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$333,607,360	$ —	$333,607,360

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $295,905,053.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$18,983,862
Depreciation	(651,578)
Net unrealized appreciation (depreciation) of investments	$18,332,284

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2014